Offsets - Offset: 1	Dec. 19, 2025 USD ($)
Offset Payment:
Offset Claimed	true
Registrant or Filer Name	CN Energy Group. Inc.
Form or Filing Type	F-3
Fee Offset Claimed	$ 7,000.72
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, no par value per share, Preferred Shares, Warrants, Rights, and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 75,520,250
Fee Paid with Fee Offset Source	$ 9,270
Offset Note
(1)

Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $7,000.72 (calculated at the fee rate in effect at the date of the registrant’s registration statement on Form S-3 initially filed on April 29, 2022 (file number: 333-264579) (the “Prior Registration Statement”), which represents the portion of the registration fee previously paid with respect to $75,520,250 of unsold securities previously registered under the Prior Registration Statement.